Income from operations - Agreed fees (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services		€ 11.3	€ 17.9	€ 18.4
Audit-related fees	[1]	0.9	1.5	2.3
Acquisitions and divestments			0.0
Sustainability assurance		0.4	0.7
Auditor's remuneration		12.2	19.4	20.7
Acquisitions and divestments [Member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees				0.9
Consolidated financial statements [Member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services		8.8	13.4	13.4
EY NL [member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees	[1],[2]	0.5	0.8	1.5
Auditor's remuneration	[2]	7.0	9.7	10.3
EY Network [member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees	[1]	0.3	0.7	0.8
Auditor's remuneration		5.2	9.6	10.4
EY Network Acquisitions and divestments [Member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees			0.0	0.1
EY Network Audit Services [member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services		4.9	8.9	9.6
EY Network Consolidated financial statements [Member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services		2.3	4.4
EY Network Other [member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees		0.3	0.7	0.7
EY Network Statutory financial statement [Member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services		2.5	4.5
EY Network Sustainability assurance [Member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees			0.0	0.0
EY NL Acquisitions and divestments [Member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees	[2]		0.0	0.8
EY NL Audit Services [member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services	[2]	6.5	9.0	8.8
EY NL Consolidated financial statements [Member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services	[2]	6.5	9.0
EY NL Other [member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees	[2]	0.1	0.1
EY NL Statutory financial statement [Member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services	[2]		0.0
Audit-related fees	[2]			0.7
EY NL Sustainability assurance [Member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees	[2]	0.4	0.7
Other services [Member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees				0.7
Statutory financial statement [Member]
Income from operations - Text Details (Detail) [Line Items]
Auditor's remuneration for audit services		€ 2.5	€ 4.5	5.0
Sustainability assurance [Member]
Income from operations - Text Details (Detail) [Line Items]
Audit-related fees				€ 0.7

[1]	Also known as Assurance fees
[2]	Ernst & Young Accountants LLP